Guarantor Financial Statements	12 Months Ended
Dec. 31, 2011
GUARANTOR FINANCIAL STATEMENTS [Abstract]
GuarantorFinancialStatementsDisclosure [Text Block]
GUARANTOR FINANCIAL STATEMENTS

The Company's 10% Notes and 8.5% Notes are guaranteed by each of the Company's current and future domestic subsidiaries that guarantee the Company's obligations under its senior secured credit facilities (the “Guarantors”). The Guarantors are wholly-owned either directly or indirectly by the Company and jointly and severally guarantee the Company's obligations under the 10% Notes and 8.5% Notes. None of the Company's foreign subsidiaries guarantee the 10% Notes and 8.5% Notes.

Consolidating balance sheets related to Nortek, the Guarantors and non-Guarantor subsidiaries as of December 31, 2011 and December 31, 2010 and the related consolidating statements of operations and cash flows for the years ended December 31, 2011 (Successor) and 2010 (Successor), the period December 20, 2009 to December 31, 2009 (Successor) and the period January 1, 2009 to December 19, 2009 (Predecessor) are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Condensed Consolidating Statement of Operations
For the year ended December 31, 2011 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Amounts in millions)

Net Sales	$—	$1,736.9	$693.4	$(289.8)	$2,140.5

Costs and Expenses:
Cost of products sold	—	1,245.5	612.0	(289.7)	1,567.8
Selling, general and administrative expense, net	40.4	335.2	89.2	—	464.8
Amortization of intangible assets	—	42.3	2.5	—	44.8
	40.4	1,623.0	703.7	(289.7)	2,077.4
Operating (loss) earnings	(40.4)	113.9	(10.3)	(0.1)	63.1
Interest expense	(102.6)	(1.9)	(1.1)	—	(105.6)
Loss from debt retirement	(33.8)	—	—	—	(33.8)
Investment income	—	—	0.1	—	0.1
(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	(176.8)	112.0	(11.3)	(0.1)	(76.2)
Charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	100.6	(72.2)	0.3	(28.7)	—
(Loss) earnings before (benefit) provision for income taxes	(76.2)	39.8	(11.0)	(28.8)	(76.2)
(Benefit) provision for income taxes	(20.3)	14.6	6.1	(20.7)	(20.3)
Net (loss) earnings	$(55.9)	$25.2	$(17.1)	$(8.1)	$(55.9)

Comprehensive income (loss)	$(77.5)	$20.3	$(21.6)	$1.3	$(77.5)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2010 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Amounts in millions)

Net Sales	$—	$1,563.6	$504.5	$(168.8)	$1,899.3

Costs and Expenses:
Cost of products sold	—	1,131.4	429.1	(168.7)	1,391.8
Selling, general and administrative expense, net	26.9	300.9	72.1	—	399.9
Amortization of intangible assets	—	33.7	3.3	—	37.0
	26.9	1,466.0	504.5	(168.7)	1,828.7
Operating (loss) earnings	(26.9)	97.6	—	(0.1)	70.6
Interest expense	(92.2)	(1.9)	(1.6)	—	(95.7)
Investment income	—	—	0.1	—	0.1
(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	(119.1)	95.7	(1.5)	(0.1)	(25.0)
Charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	94.1	(65.1)	(0.4)	(28.6)	—
(Loss) earnings before (benefit) provision for income taxes	(25.0)	30.6	(1.9)	(28.7)	(25.0)
(Benefit) provision for income taxes	(11.6)	8.2	6.5	(14.7)	(11.6)
Net (loss) earnings	$(13.4)	$22.4	$(8.4)	$(14.0)	$(13.4)

Comprehensive income (loss)	$(14.1)	$21.7	$(7.7)	$(14.0)	$(14.1)

Condensed Consolidating Statement of Operations
For the period December 20, 2009 to December 31, 2009 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Amounts in millions)

Net Sales	$—	$38.5	$10.3	$(4.8)	$44.0

Costs and Expenses:
Cost of products sold	—	29.5	10.3	(4.6)	35.2
Selling, general and administrative expense, net	—	7.3	1.2	—	8.5
Amortization of intangible assets	—	1.4	0.1	—	1.5
	—	38.2	11.6	(4.6)	45.2
Operating earnings (loss)	—	0.3	(1.3)	(0.2)	(1.2)
Interest expense	(3.5)	—	(0.1)	—	(3.6)
(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	(3.5)	0.3	(1.4)	(0.2)	(4.8)
Charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	(1.3)	(1.8)	0.1	3.0	—
(Loss) earnings before (benefit) provision for income taxes	(4.8)	(1.5)	(1.3)	2.8	(4.8)
(Benefit) provision for income taxes	(1.4)	(0.6)	0.1	0.5	(1.4)
Net (loss) earnings	$(3.4)	$(0.9)	$(1.4)	$2.3	$(3.4)

Comprehensive income (loss)	$(1.9)	$(0.8)	$(0.3)	$1.1	$(1.9)

Condensed Consolidating Statement of Operations
For the period January 1, 2009 to December 19, 2009 (Predecessor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Amounts in millions)

Net Sales	$—	$1,453.2	$431.4	$(120.7)	$1,763.9

Costs and Expenses:
Cost of products sold	—	1,037.6	348.9	(120.5)	1,266.0
Selling, general and administrative expense, net	17.2	282.4	73.0	—	372.6
Pre-petition reorganization items	22.5	—	—	—	22.5
Goodwill impairment charge	—	284.0	—	—	284.0
Amortization of intangible assets	—	19.2	3.0	—	22.2
	39.7	1,623.2	424.9	(120.5)	1,967.3
Operating (loss) earnings	(39.7)	(170.0)	6.5	(0.2)	(203.4)
Interest expense	(132.2)	(1.5)	(1.9)	—	(135.6)
Investment income	0.1	—	0.1	—	0.2
(Loss) income before gain on reorganization items, net and charges and allocations to subsidiaries and equity in subsidiaries' (loss) earnings before income taxes	(171.8)	(171.5)	4.7	(0.2)	(338.8)
Gain on reorganization items, net	470.4	109.7	39.0	—	619.1
Income (loss) before charges and allocations to subsidiaries and equity in subsidiaries' earnings (loss) before income taxes	298.6	(61.8)	43.7	(0.2)	280.3
Charges and allocations to subsidiaries and equity in subsidiaries' earnings (loss) before income taxes	(18.3)	(22.3)	(0.1)	40.7	—
Earnings (loss) before provision (benefit) for income taxes	280.3	(84.1)	43.6	40.5	280.3
Provision (benefit) for income taxes	85.0	94.0	25.0	(119.0)	85.0
Net earnings (loss)	$195.3	$(178.1)	$18.6	$159.5	$195.3

Comprehensive income (loss)	$208.1	$(177.2)	$27.9	$149.3	$208.1

Condensed Consolidating Balance Sheet as of December 31, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Amounts in millions)
ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$17.8	$9.3	$31.1	$—	$58.2
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	206.8	67.1	—	273.9
Intercompany receivables (payables)	0.7	(23.9)	23.2	—	—
Inventories, net	—	231.6	76.7	(4.1)	304.2
Prepaid expenses	5.5	11.8	4.7	—	22.0
Other current assets	0.1	15.1	9.0	(0.6)	23.6
Prepaid income taxes	17.0	19.7	2.0	—	38.7
Total current assets	41.1	470.4	213.9	(4.7)	720.7

Property and Equipment, at Cost:
Total property and equipment, net	0.5	140.0	70.7	—	211.2

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,192.1	168.8	(41.5)	(1,319.4)	—
Goodwill	—	293.1	15.0	—	308.1
Intangible assets, less accumulated amortization	—	621.9	37.3	—	659.2
Other assets	25.1	17.5	0.6	—	43.2
Total other long-term assets	1,217.2	1,101.3	11.4	(1,319.4)	1,010.5
Total Assets	$1,258.8	$1,711.7	$296.0	$(1,324.1)	$1,942.4

LIABILITIES AND STOCKHOLDERS' INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$1.3	$—	$1.3
Current maturities of long-term debt	28.5	2.0	1.6	—	32.1
Accounts payable	2.1	72.6	86.1	—	160.8
Accrued expenses and taxes, net	36.2	133.2	39.6	—	209.0
Total current liabilities	66.8	207.8	128.6	—	403.2

Other Liabilities:
Deferred income taxes	(21.6)	148.5	12.3	(1.8)	137.4
Other long-term liabilities	53.7	122.4	34.2	—	210.3
	32.1	270.9	46.5	(1.8)	347.7

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,079.5	14.6	17.0	—	1,111.1

Stockholders' investment (deficit)	80.4	1,218.4	103.9	(1,322.3)	80.4
Total Liabilities and Stockholders' Investment (Deficit)	$1,258.8	$1,711.7	$296.0	$(1,324.1)	$1,942.4

Condensed Consolidating Balance Sheet as of December 31, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Amounts in millions)
ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$16.0	$21.3	$20.4	$—	$57.7
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.6	77.2	—	280.8
Intercompany receivables (payables)	1.4	(27.4)	26.0	—	—
Inventories, net	—	241.1	75.9	(3.5)	313.5
Prepaid expenses	2.4	9.0	4.5	—	15.9
Other current assets	6.3	18.7	8.2	(0.9)	32.3
Prepaid income taxes	6.1	9.1	1.7	—	16.9
Total current assets	32.2	475.4	214.0	(4.4)	717.2

Property and Equipment, at Cost:
Total property and equipment, net	0.6	157.1	77.8	—	235.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.6	131.5	(18.3)	(1,349.8)	—
Goodwill	—	282.6	12.0	—	294.6
Intangible assets, less accumulated amortization	—	663.6	31.4	—	695.0
Other assets	16.3	14.2	0.8	—	31.3
Total other long-term assets	1,252.9	1,091.9	25.9	(1,349.8)	1,020.9
Total Assets	$1,285.7	$1,724.4	$317.7	$(1,354.2)	$1,973.6

LIABILITIES AND STOCKHOLDERS' INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$8.6	$—	$8.6
Current maturities of long-term debt	—	5.0	2.7	—	7.7
Long-term debt	—	—	1.5	—	1.5
Accounts payable	4.0	83.9	87.8	—	175.7
Accrued expenses and taxes, net	19.3	123.9	50.0	—	193.2
Total current liabilities	23.3	212.8	150.6	—	386.7

Other Liabilities:
Deferred income taxes	(12.8)	153.5	13.7	(1.7)	152.7
Other long-term liabilities	38.0	116.2	19.4	—	173.6
	25.2	269.7	33.1	(1.7)	326.3

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,078.4	13.2	10.2	—	1,101.8

Stockholders' investment (deficit)	158.8	1,228.7	123.8	(1,352.5)	158.8
Total Liabilities and Stockholders' Investment (Deficit)	$1,285.7	$1,724.4	$317.7	$(1,354.2)	$1,973.6

Condensed Consolidating Cash Flow Statement
For the Year Ended December 31, 2011 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(121.6)	$185.5	$17.0	$80.9
Cash Flows from investing activities:
Capital expenditures	(0.1)	(14.8)	(6.2)	(21.1)
Net cash paid for businesses acquired	(5.8)	(25.1)	—	(30.9)
Investment in joint venture	—	(5.3)	—	(5.3)
Proceeds from the sale of property and equipment	0.7	0.5	0.1	1.3
Change in restricted cash and investments	—	0.2	—	0.2
Other, net	—	—	0.1	0.1
Net cash used in investing activities	(5.2)	(44.5)	(6.0)	(55.7)

Cash Flows from financing activities:
Increase in borrowings	50.0	5.3	27.5	82.8
Payment of borrowings	(102.6)	(6.9)	(30.8)	(140.3)
Sale of the 8.5% Senior Notes due 2021	500.0	—	—	500.0
Net proceeds from borrowings under the Term Loan Facility	348.2	—	—	348.2
Redemption of the 11% Senior Secured Notes due 2013	(753.3)	—	—	(753.3)
Fees paid in connection with debt facilities	(59.6)	—	—	(59.6)
Payment of minimum withholding taxes in connection with vesting of restricted stock	(2.7)	—	—	(2.7)
Intercompany capital contributions	(3.0)	2.7	0.3	—
Long-term intercompany advances and loans	151.5	(154.2)	2.7	—
Other, net	0.1	0.1	—	0.2
Net cash provided by (used in) financing activities	128.6	(153.0)	(0.3)	(24.7)
Net change in unrestricted cash and cash equivalents	1.8	(12.0)	10.7	0.5
Unrestricted cash and cash equivalents at the beginning of the period	16.0	21.3	20.4	57.7
Unrestricted cash and cash equivalents at the end of the period	$17.8	$9.3	$31.1	$58.2

Condensed Consolidating Cash Flow Statement
For the Year Ended December 31, 2010 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(145.7)	$177.7	$14.9	$46.9
Cash Flows from investing activities:
Capital expenditures	(0.3)	(13.4)	(6.1)	(19.8)
Net cash paid for businesses acquired	(76.1)	(209.1)	—	(285.2)
Proceeds from the sale of property and equipment	—	—	0.4	0.4
Change in restricted cash and investments	0.1	0.7	0.4	1.2
Intercompany dividend paid by (received from) subsidiaries	10.8	4.2	(15.0)	—
Other, net	0.1	(0.2)	0.1	—
Net cash used in investing activities	(65.4)	(217.8)	(20.2)	(303.4)

Cash Flows from financing activities:
Increase in borrowings	90.1	—	43.0	133.1
Payment of borrowings	(95.0)	(2.2)	(51.9)	(149.1)
Net proceeds from the sale of the 10% Senior Unsecured Notes due 2018	250.0	—	—	250.0
Fees paid in connection with debt facilities	(9.5)	—	—	(9.5)
Long-term intercompany advance	(52.1)	52.1	—	—
Other, net	—	0.1	—	0.1
Net cash provided by (used in) financing activities	183.5	50.0	(8.9)	224.6
Net change in unrestricted cash and cash equivalents	(27.6)	9.9	(14.2)	(31.9)
Unrestricted cash and cash equivalents at the beginning of the period	43.6	11.4	34.6	89.6
Unrestricted cash and cash equivalents at the end of the period	$16.0	$21.3	$20.4	$57.7

Condensed Consolidating Cash Flow Statement
For the period December 20, 2009 to December 31, 2009 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(1.6)	$4.0	$4.4	$6.8
Cash Flows from investing activities:
Capital expenditures	—	(0.3)	(0.2)	(0.5)
Change in restricted cash and investments	0.6	—	—	0.6
Other, net	0.1	(0.1)	(0.2)	(0.2)
Net cash provided by (used in) investing activities	0.7	(0.4)	(0.4)	(0.1)

Cash Flows from financing activities:
Increase in borrowings	—	—	0.3	0.3
Payment of borrowings	—	—	(4.1)	(4.1)
Long-term intercompany advance	7.0	(7.0)	—	—
Net cash provided by (used in) financing activities	7.0	(7.0)	(3.8)	(3.8)
Net change in unrestricted cash and cash equivalents	6.1	(3.4)	0.2	2.9
Unrestricted cash and cash equivalents at the beginning of the period	37.5	14.8	34.4	86.7
Unrestricted cash and cash equivalents at the end of the period	$43.6	$11.4	$34.6	$89.6

Condensed Consolidating Cash Flow Statement
For the period January 1, 2009 to December 19, 2009 (Predecessor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(183.1)	$175.6	$28.9	$21.4
Cash Flows from investing activities:
Capital expenditures	—	(11.3)	(6.6)	(17.9)
Net cash paid for businesses acquired	—	(14.1)	—	(14.1)
Proceeds from the sale of property and equipment	1.3	0.7	0.2	2.2
Change in restricted cash and investments	(0.7)	—	(0.5)	(1.2)
Other, net	(0.2)	(0.9)	(1.8)	(2.9)
Net cash provided by (used in) investing activities	0.4	(25.6)	(8.7)	(33.9)

Cash Flows from financing activities:
Increase in borrowings	20.0	—	44.7	64.7
Payment of borrowings	(75.0)	(7.7)	(61.1)	(143.8)
Fees paid in connection with debt facilities	(4.1)	—	—	(4.1)
Long-term intercompany advance	135.2	(135.2)	—	—
Other, net	—	0.2	—	0.2
Net cash provided by (used in) financing activities	76.1	(142.7)	(16.4)	(83.0)
Net change in unrestricted cash and cash equivalents	(106.6)	7.3	3.8	(95.5)
Unrestricted cash and cash equivalents at the beginning of the period	144.1	7.5	30.6	182.2
Unrestricted cash and cash equivalents at the end of the period	$37.5	$14.8	$34.4	$86.7